Property, plant and equipment - Provision for Spare Parts (Details) - Spare Parts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	$ 52,072	$ 48,262
Increase in provision	6,528	3,810
Closing balance	$ 58,600	$ 52,072